Schedule of discontinued operations (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 17, 2025	Mar. 31, 2024
Disposal Group, Including Discontinued Operations [Line Items]
Net loss		$ (4,602,415)	$ (4,602,415)	$ 462,886
Net cash used in operating activities		(3,182,287)		(1,500,154)
Net cash provided by investing activities				4,788
Effects of exchange rate changes on cash		1,649,736		(559,936)
Net decrease in cash and cash equivalents – Discontinued operations		$ (1,532,551)		(2,055,302)
Discontinued Operations [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Revenue			130,615	1,999,056
Net loss			(1,451,327)	462,886
Net cash used in operating activities			(3,182,287)	(1,500,154)
Net cash provided by investing activities				4,788
Net cash provided by (used in) financing activities
Effects of exchange rate changes on cash			1,649,736	(559,935)
Net decrease in cash and cash equivalents – Discontinued operations			$ (1,532,551)	$ (2,055,301)